Financial expense, net	9 Months Ended
Sep. 30, 2021
Financial expense, net [Abstract]
Financial expense, net
Note 19. - Financial expense, net
Financial income and expenses
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2021 and 2020:

	For the nine-month period ended September 30,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	1,549	6,124
Interest rate gains on derivatives: cash flow hedges	299	288
Total	1,848	6,413

	For the nine-month period ended September 30,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(180,898)	(186,769)
- Other debts	(51,167)	(56,578)
Interest rate losses on derivatives: cash flow hedges	(44,935)	(46,092)
Total	(277,000)	(289,439)

Interest from other debts is primarily interest on the notes issued by ATS, ATN, Solaben Luxembourg, Hypesol Solar Inversiones (the company financing the Helios projects), Atlantica Sustainable Infrastructure plc. and Atlantica Sustainable Infrastructure Jersey. The decrease in the nine-month period ended September 30, 2021 is primarily due to the acquisition of Liberty’s equity interest in Solana in August 2020, which was accounted for as a liability in these Consolidated Condensed Interim Financial Statements, in accordance with IAS 32.
Losses from interest rate derivatives designated as cash flow hedges primarily correspond to transfers from equity to financial expense when the hedged item impacts the consolidated income statement.
Net exchange differences
Net exchange differences primarily correspond to realized and unrealized exchange gains and losses on transactions in foreign currencies as part of the normal course of business of the Company.
Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2021, and 2020:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	35,355	162,984
Other financial losses	(13,671)	(100,387)
Total	21,684	62,597

Other financial income in the nine-month period ended September 30, 2021, includes $5.6 million of income for non-monetary change to the fair value of derivatives of Kaxu for which hedge accounting is not applied, and $13.9 million income further to the change in the fair value of the conversion option of the Green Exchangeable Notes since December 2020 (Note 14). The decrease of other financial income is primarily due to the gain of $145 million further to the purchase of Liberty’s equity interest in Solana accounted for in the third quarter of 2020. Residual items primarily relate to interest on deposits and loans, including non-monetary changes to the amortized cost of such loans.
Other financial losses include guarantees and letters of credit, other bank fees, non-monetary changes to the fair value of derivatives for which hedge accounting is not applied and of financial instruments recorded at fair value through profit and loss, and other minor financial expenses. The decrease is primarily due to $72 million of financial expenses further to the refinancing of the Helios 1&2 debts accounted for in the third quarter of 2020.